Related parties disclosure	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related parties disclosure

Note  34.   Related parties disclosure

Subsidiaries

As at June 30, 2025, the condensed consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at June 30, 2025	% ownership as at December 31, 2024	Nature of business
SEALSQ France SAS	France	2010	EUR 1,473,162	100%	100%	Chip manufacturing, sales & distribution
SEALSQ Japan KK	Japan	2017	JPY 1,000,000	100%	100%	Sales & distribution
SEALSQ France Taiwan Branch	Taiwan	2017	TWD 100,000	100%	100%	Sales & distribution
SEALSQ USA Ltd	U.S.A.	2024	Nil	100%	100%	Sales & distribution

Unconsolidated affiliates

As per the table below, as at June 30, 2025, the Group holds an equity investment in an unconsolidated affiliate over which it exercises significant influence, but which is not consolidated because the Group does not control the entity. As detailed in Note 16, this investment is accounted for under the equity method of accounting in accordance with ASC 323.

Company Name	% ownership as at June 30, 2025	% ownership as at December 31, 2024	Nature of relationship
The WeCan Group AG	31.87%	n/a	Equity method investment

Related party transactions and balances

		Receivables as at		Payables as at		Net expenses to		Net income from
	Related Parties	June 30,	December 31,	June 30,	December 31,	in the six months ended June 30,		in the six months ended June 30,
	(in USD'000)	2025 (unaudited)	2024	2025 (unaudited)	2024	2025 (unaudited)	2024 (unaudited)	2025 (unaudited)	2024 (unaudited)
1	Carlos Moreira	—	—	3,283	953	—	—	—	—
2	John O'Hara	—	—	259	381	—	—	—	—
3	Ruma Bose	—	—	21	13	125	28	—	—
4	Cristina Dolan	66	—	—	13	136	12	—	—
5	David Fergusson	35	—	—	—	108	9	—	—
6	Eric Pellaton	—	—	16	13	124	13	—	—
7	Peter Ward	—	—	—	—	1,472	—	—	—
8	Hossein Rahnama	—	—	9	—	12	—	—	—
9	Danil Kerimi	—	—	—	13	27	44	—	—
10	WISeKey International Holding AG	3,218	—	4,071	4,821	500	2,066	1,662	—
11	WISeKey SA	73	—	387	237	495	510	—	—
12	WISeKey Semiconductors GmbH	—	—	—	—	—	84	—	—
13	WISeCoin AG	—	—	354	3,445	10	37	—	—
14	SEALCOIN AG	338	223	—	—	—	—	80	—
15	WISeSat.Space AG	500	—	—	—	—	—	—	—
	Total	4,230	223	8,400	9,889	3,009	2,803	1,742	—

1. Carlos Moreira is a member of the Board and the CEO of SEALSQ Corp. A short-term payable to Carlos Moreira in an amount of USD 3,282,506 was outstanding as at June 30, 2025, made up of accrued bonuses, social charges thereon, and an amount due for Mr. Moreira’s tax obligations in relation to an option exercise made in early June 2025 and for which the Group withheld a number of shares the market value of which amounted to the tax obligation of Mr. Moreira,.

2. John O’Hara is a member of the Board and the CFO of SEALSQ Corp. A short-term payable to John O’Hara in an amount of USD 259,264 was outstanding as at June 30, 2025, made up of accrued bonuses and social charges thereon.

3. Ruma Bose is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended, and the payable balance as at, June 30, 2025 relate to her Board fee.

4. Cristina Dolan is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended June 30, 2025 relate to her Board fee. The receivable balance as at June 30, 2025 relates to an advance payment by SEALSQ of her tax obligations in relation to an option exercise made in early June 2025. This advance payment is expected to be repaid before year end.

5. David Fergusson is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended June 30, 2025 relate to his Board fee. The receivable balance as at June 30, 2025 relates to an advance payment by SEALSQ of his tax obligations in relation to an option exercise made in early June 2025. This advance payment is expected to be repaid before year end.

6. Eric Pellaton is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended, and the payable balance as at, June 30, 2025 relate to his Board fee.

7. Peter Ward is a member of the board of directors of SEALSQ Corp and was the CFO of the Group until January 2024. The expenses recorded in the income statement in the six months ended June 30, 2025 correspond to a bonus in relation to his CFO role in 2023 and 2024.

8. Hossein Rahnama is a member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended, and the payable balance as at, June 30, 2025 relate to his Board fee.

9. Danil Kerimi is a former member of the board of directors of SEALSQ Corp. The expenses recorded in the income statement in the six months ended June 30, 2025 relate to his Board fee.

10. WISeKey International Holding AG has a controlling interest in the SEALSQ Group. WISeKey and its affiliates provide financing and management services, including, but not limited to, sales and marketing, accounting, taxation, business and strategy consulting, marketing, risk management and information technology. These services are centrally recharged by WISeKey International Holding AG. The expenses in relation to WISeKey International Holding AG recorded in the income statement in the six months to June 30, 2025, relate to such recharge of management services. The payable balance as at June 30, 2025 relates to such recharge of management services as well as the Debt Remission balance.

SEALSQ provides financing and management services, including, but not limited to, sales and marketing, accounting, finance, legal, taxation, business and strategy consulting, public relations, marketing, risk management and, information technology and general management. The income in relation to WISeKey International Holding AG recorded in the income statement in the six months to June 30, 2025 relates to the such recharge of management services. The receivable balance as at June 30, 2025 relates to this recharge of management services as well as holiday and pension liabilities due by WISeKey International Holding AG following a transfer of employees from WISeKey International Holding AG to SEALSQ in January 2025.

11. WISeKey SA is part of the group headed by WISeKey International Holding AG (the “WISeKey Group”) and employs supporting staff who work for the SEALSQ Group. The expenses in relation to WISeKey SA recorded in the income statement in the six months to June 30, 2025 relate to the recharge of employee costs. The payable balance as at June 30, 2025 relates to the recharge of employee costs and tax obligations payable by WISeKey SA for the exercise of options on SEALSQ shares granted by SEALSQ to WISeKey SA employees. The receivable balance as at June 30, 2025 relates to holiday and pension liabilities due by WISeKey SA following a transfer of employees from WISeKey SA to SEALSQ in January 2025.

12. WISeKey Semiconductors GmbH is part of the WISeKey Group and employed sales staff who worked for the SEALSQ Group.

13. WISeCoin AG is part of the WISeKey Group. The expenses in relation to WISeCoin AG recorded in the income statement in the six months ended, and the payable balance as at, June 30, 2025 relate to interest on the WISeCoin loan.

14. SEALCOIN AG is part of the WISeKey Group. The income in relation to SEALCoin AG recorded in the income statement in the six months ended, and the receivable balance as at, June 30, 2025, relate to services provided by SEALSQ.

15. WISeSat Space AG is part of the WISeKey Group. The receivable balance as at, June 30, 2025, relates to an advance payment for access to WISeSat’s constellation for R&D purposes.